COMMITMENTS (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Commitments [Line Items]
Rent expense	$ 2,668	$ 2,528	$ 2,626
Concession fees	177,996	160,199	134,293
Capital commitments due 2013	19,998
Capital commitments due thereafter	$ 8,427
Minimum [Member]
Commitments [Line Items]
Concession rights, contract term	3 years
Maximum [Member]
Commitments [Line Items]
Concession rights, contract term	5 years